Standards issued but not yet effective	12 Months Ended
Dec. 31, 2021
3. Standards Issued But Not Yet Effective

3. Standards issued but not yet effective

Up to the date of issue of these financial statements, the following standards and interpretations had been issued which are not mandatory for the year ended December 31, 2021 and which have not been adopted in these financial statements. These include the following which may be relevant to the Company.

Effective for accounting periods beginning on or after
Amendments to IAS 37 Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3 Reference to the Conceptual Framework	January 1, 2022
Annual Improvement 2018-2020 Cycle	January 1, 2022
Amendments to IAS 16 Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-Current	January 1, 2023
Amendments to IAS 8 Definition of Accounting Estimates	January 1, 2023
IFRS 17 Insurance Contracts	January 1, 2023

Management anticipates that all of the relevant pronouncements will be adopted by the Company for the first period following the effective date of the pronouncement. Information on new standards and amendments, that are expected to be relevant, is provided below.

Amendments to IFRS 3: Definition of a Business

The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. The definition of the term ‘outputs’ is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits.

The Company's current approach is consistent with these requirements, so the application of these amendments did not have a significant impact on the Company's financial position or results in the period.

Amendments to IAS 1 and IAS 8: Definition of Material

The amendments provide a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information. In particular, the amendments clarify: (i) that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and (ii) the meaning of ‘primary users of general purpose financial statements’ to whom those financial statements are directed, by defining them as ‘existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need.

The Company's current practices are in line with these criteria, so the application of these amendments did not have an impact on the Company's financial position or results in the period, nor are they expected to do so in the future.

Conceptual Framework for Financial Reporting

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. The revised Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts, such as removing the probability threshold for recognition and adding guidance on derecognition, or adding guidance on different measurement basis. No changes were made to any of the current accounting standards.

The Company’s accounting policies are still appropriate under the revised Framework, so these amendments had no impact on the Company's financial position or results in the period.